Fair Value (Recurring Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 45,252	$ 50,968
Available-for-sale Securities, Equity Securities	418	317
Short-term investments	2,107	2,576
Mortgage Loans on Real Estate	7,718	9,157
Derivative assets	1,460	2,370
Net embedded derivatives within asset host contracts	882	3,537
Separate account assets	97,780	86,114
Liabilities [Abstract]
Derivative liabilities	841	970
Net embedded derivatives within liability host contracts	(1,211)	1,261
Long-term debt, at estimated fair value, relating to variable interest entities	2,251	3,350
Consolidated Securitization Entities [Member]
Assets [Abstract]
Mortgage Loans on Real Estate	1,598	2,666
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	1,461	2,559
Recurring [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	45,252	50,968
Available-for-sale Securities, Equity Securities	418	317
Short-term investments	2,062	2,531
FVO Securities	9	9
Derivative assets	1,460	2,370
Other invested assets	1,469	2,379
Net embedded derivatives within asset host contracts	912	3,551
Separate account assets	97,780	86,114
Total assets	149,491	148,526
Liabilities [Abstract]
Derivative liabilities	841	970
Net embedded derivatives within liability host contracts	(1,211)	1,261
Total liabilities	1,091	4,790
Recurring [Member] | Consolidated Securitization Entities [Member]
Assets [Abstract]
Mortgage Loans on Real Estate	1,598	2,666
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	1,461	2,559
Recurring [Member] | Interest rate contracts [Member]
Assets [Abstract]
Derivative assets	1,034	1,791
Liabilities [Abstract]
Derivative liabilities	589	803
Recurring [Member] | Foreign currency exchange rate contracts [Member]
Assets [Abstract]
Derivative assets	77	76
Liabilities [Abstract]
Derivative liabilities	90	67
Recurring [Member] | Credit contracts [Member]
Assets [Abstract]
Derivative assets	38	23
Liabilities [Abstract]
Derivative liabilities	1	3
Recurring [Member] | Equity market contracts [Member]
Assets [Abstract]
Derivative assets	311	480
Liabilities [Abstract]
Derivative liabilities	161	97
Recurring [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	16,702	18,895
Recurring [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	8,517	9,445
Recurring [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	8,294	8,864
Recurring [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,688	5,738
Recurring [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	2,224	2,329
Recurring [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	2,101	2,253
Recurring [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,604	2,356
Recurring [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,122	1,088
Recurring [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	217	140
Recurring [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	201	177
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,365	5,082
Available-for-sale Securities, Equity Securities	86	70
Short-term investments	391	1,233
FVO Securities	0	0
Derivative assets	0	0
Other invested assets	0	0
Net embedded derivatives within asset host contracts	0	0
Separate account assets	259	201
Total assets	5,101	6,586
Liabilities [Abstract]
Derivative liabilities	6	34
Net embedded derivatives within liability host contracts	0	0
Total liabilities	6	34
Recurring [Member] | Level 1 [Member] | Consolidated Securitization Entities [Member]
Assets [Abstract]
Mortgage Loans on Real Estate	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	3	7
Recurring [Member] | Level 1 [Member] | Foreign currency exchange rate contracts [Member]
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 [Member] | Equity market contracts [Member]
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	3	27
Recurring [Member] | Level 1 [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,365	5,082
Recurring [Member] | Level 1 [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	0	0
Recurring [Member] | Level 1 [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	86	70
Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	37,992	42,810
Available-for-sale Securities, Equity Securities	220	128
Short-term investments	1,671	1,285
FVO Securities	9	9
Derivative assets	1,425	2,201
Other invested assets	1,434	2,210
Net embedded derivatives within asset host contracts	0	0
Separate account assets	97,368	85,772
Total assets	140,283	134,871
Liabilities [Abstract]
Derivative liabilities	729	845
Net embedded derivatives within liability host contracts	0	0
Total liabilities	2,190	3,404
Recurring [Member] | Level 2 [Member] | Consolidated Securitization Entities [Member]
Assets [Abstract]
Mortgage Loans on Real Estate	1,598	2,666
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	1,461	2,559
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Derivative assets	1,011	1,643
Liabilities [Abstract]
Derivative liabilities	574	767
Recurring [Member] | Level 2 [Member] | Foreign currency exchange rate contracts [Member]
Assets [Abstract]
Derivative assets	77	76
Liabilities [Abstract]
Derivative liabilities	90	67
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets [Abstract]
Derivative assets	32	13
Liabilities [Abstract]
Derivative liabilities	1	3
Recurring [Member] | Level 2 [Member] | Equity market contracts [Member]
Assets [Abstract]
Derivative assets	305	469
Liabilities [Abstract]
Derivative liabilities	64	8
Recurring [Member] | Level 2 [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	15,454	17,461
Recurring [Member] | Level 2 [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,783	8,577
Recurring [Member] | Level 2 [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,929	3,782
Recurring [Member] | Level 2 [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,266	5,460
Recurring [Member] | Level 2 [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	2,224	2,304
Recurring [Member] | Level 2 [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,682	1,910
Recurring [Member] | Level 2 [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,532	2,231
Recurring [Member] | Level 2 [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,122	1,085
Recurring [Member] | Level 2 [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	136	47
Recurring [Member] | Level 2 [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	84	81
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	2,895	3,076
Available-for-sale Securities, Equity Securities	112	119
Short-term investments	0	13
FVO Securities	0	0
Derivative assets	35	169
Other invested assets	35	169
Net embedded derivatives within asset host contracts	912	3,551
Separate account assets	153	141
Total assets	4,107	7,069
Liabilities [Abstract]
Derivative liabilities	106	91
Net embedded derivatives within liability host contracts	(1,211)	1,261
Total liabilities	(1,105)	1,352
Recurring [Member] | Level 3 [Member] | Consolidated Securitization Entities [Member]
Assets [Abstract]
Mortgage Loans on Real Estate	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Derivative assets	23	148
Liabilities [Abstract]
Derivative liabilities	12	29
Recurring [Member] | Level 3 [Member] | Foreign currency exchange rate contracts [Member]
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets [Abstract]
Derivative assets	6	10
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 3 [Member] | Equity market contracts [Member]
Assets [Abstract]
Derivative assets	6	11
Liabilities [Abstract]
Derivative liabilities	94	62
Recurring [Member] | Level 3 [Member] | U.S. corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,248	1,434
Recurring [Member] | Level 3 [Member] | Foreign corporate securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	734	868
Recurring [Member] | Level 3 [Member] | U.S. Treasury and agency securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 3 [Member] | RMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	422	278
Recurring [Member] | Level 3 [Member] | State and political subdivision securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	25
Recurring [Member] | Level 3 [Member] | ABS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	419	343
Recurring [Member] | Level 3 [Member] | CMBS [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	72	125
Recurring [Member] | Level 3 [Member] | Foreign government debt securities [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	3
Recurring [Member] | Level 3 [Member] | Non-redeemable preferred stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	81	93
Recurring [Member] | Level 3 [Member] | Common Stock [Member]
Assets [Abstract]
Available-for-sale Securities, Equity Securities	$ 31	$ 26